Restructuring costs and similar items - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Employee-related expenses	€ 193	€ 697	€ 795
Charges, gains or losses on assets	€ 110	€ 149	€ 106